UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Biotechnology — 25.4%
AbbVie, Inc.	384,088	$37,225,809
Alexion Pharmaceuticals, Inc.(1)	133,485	14,657,988
Biogen, Inc.(1)	117,233	37,768,956
BioMarin Pharmaceutical, Inc.(1)	164,863	14,145,245
Celgene Corp.(1)	386,544	38,975,231
Galapagos NV(1)	71,363	6,260,286
Gilead Sciences, Inc.	505,918	37,832,548
Incyte Corp.(1)	124,411	12,315,445
Ligand Pharmaceuticals, Inc.(1)	55,407	7,305,413
Regeneron Pharmaceuticals, Inc.(1)	39,536	14,306,497
Shire PLC	701,207	34,762,570
Vertex Pharmaceuticals, Inc.(1)	154,789	22,334,505

		$277,890,493

Health Care Distributors — 0.7%
Amplifon SpA	527,415	$8,257,174

		$8,257,174

Health Care Equipment — 13.4%
Boston Scientific Corp.(1)	816,790	$21,465,241
Danaher Corp.	291,350	27,491,786
Edwards Lifesciences Corp.(1)	153,061	17,938,749
Hologic, Inc.(1)	202,173	8,434,658
Intuitive Surgical, Inc.(1)	74,076	29,614,103
Koninklijke Philips NV	357,605	13,864,926
Teleflex, Inc.	52,474	13,932,896
Wright Medical Group NV(1)	588,290	14,301,330

		$147,043,689

Health Care Facilities — 1.6%
HCA Healthcare, Inc.(1)	209,606	$17,816,510

		$17,816,510

Health Care Services — 0.6%
UDG Healthcare PLC	543,774	$6,178,603

		$6,178,603

Health Care Supplies — 2.1%
ConvaTec Group PLC(2)	3,873,639	$10,195,191
Cooper Cos., Inc. (The)	33,515	8,083,148
West Pharmaceutical Services, Inc.	47,392	4,735,883

		$23,014,222

Health Care Technology — 0.5%
Cotiviti Holdings, Inc.(1)	162,400	$5,307,232

		$5,307,232

Security	Shares	Value
Life Sciences Tools & Services — 3.8%
Agilent Technologies, Inc.	153,849	$10,652,505
Thermo Fisher Scientific, Inc.	157,958	30,447,984

		$41,100,489

Managed Health Care — 12.9%
Aetna, Inc.	154,756	$27,883,936
Anthem, Inc.	51,042	11,992,828
Centene Corp.(1)	155,669	15,892,248
Humana, Inc.	83,440	21,766,159
UnitedHealth Group, Inc.	281,146	64,149,083

		$141,684,254

Pharmaceuticals — 38.4%
Allergan PLC	139,059	$24,172,626
AstraZeneca PLC	246,163	15,886,950
Bayer AG	301,615	38,499,081
Bristol-Myers Squibb Co.	565,824	35,754,418
Eli Lilly & Co.	559,742	47,376,563
Galenica AG(1)(2)	125,114	6,088,886
Johnson & Johnson	347,253	48,382,760
Merck & Co., Inc.	192,999	10,667,055
Novo Nordisk A/S, Class B	566,339	29,273,461
Pacira Pharmaceuticals, Inc.(1)	205,136	9,477,283
Pfizer, Inc.	1,327,953	48,151,576
Roche Holding AG PC	200,244	50,604,644
Santen Pharmaceutical Co., Ltd.	452,401	6,895,776
UCB SA	192,934	14,423,710
Zoetis, Inc.	476,558	34,450,378

		$420,105,167

Total Common Stocks (identified cost $895,562,137)		$1,088,397,833

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(3)	1,766,422	$1,766,599

Total Short-Term Investments (identified cost $1,766,599)		$1,766,599

Total Investments — 99.6% (identified cost $897,328,736)		$1,090,164,432

Other Assets, Less Liabilities — 0.4%		$4,353,950

Net Assets — 100.0%		$1,094,518,382

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $16,284,077 or 1.5% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $7,389.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	80.7%	$883,735,744
Switzerland	5.2	56,693,530
Germany	3.5	38,499,081
Denmark	2.7	29,273,461
United Kingdom	2.4	26,082,141
Belgium	1.9	20,683,996
Netherlands	1.3	13,864,926
Italy	0.7	8,257,174
Japan	0.6	6,895,776
Ireland	0.6	6,178,603

Total Investments	99.6%	$1,090,164,432

Abbreviations:

PC	-	Participation Certificate

The Portfolio did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$236,867,637	$41,022,856		$—	$277,890,493
Health Care Distributors	—	8,257,174		—	8,257,174
Health Care Equipment	133,178,763	13,864,926		—	147,043,689
Health Care Facilities	17,816,510	—		—	17,816,510
Health Care Services	—	6,178,603		—	6,178,603
Health Care Supplies	12,819,031	10,195,191		—	23,014,222
Health Care Technology	5,307,232	—		—	5,307,232
Life Sciences Tools & Services	41,100,489	—		—	41,100,489
Managed Health Care	141,684,254	—		—	141,684,254
Pharmaceuticals	258,432,659	161,672,508		—	420,105,167
Total Common Stocks	$847,206,575	$241,191,258	*	$—	$1,088,397,833
Short-Term Investments	$—	$1,766,599		$—	$1,766,599
Total Investments	$847,206,575	$242,957,857		$—	$1,090,164,432

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	January 25, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018